Long-term investments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term assets:
Property, plant and equipment	$ 7,613	$ 7,030
Weichai Westport Inc [Member]
Current assets:
Cash and short-term investments	4,898	11,734
Accounts receivable	67,302	72,121
Inventory	38,267	83,594
Other current assets	729	1,249
Long-term assets:
Property, plant and equipment	6,401	5,736
Deferred income tax assets	6,611	7,781
Other long-term assets	1,516	0
Total assets	125,724	182,215
Current liabilities:
Accounts payable and accrued liabilities	71,162	128,838
Total liabilities	71,162	128,838
Product revenue	185,967	618,465	$ 466,580
Cost of revenue and expenses:
Cost of product revenue	164,581	565,943	429,238
Operating expenses	17,602	32,227	22,846
Total	182,183	598,170	452,084
Income before income taxes	3,784	20,295	14,496
Income tax recovery (expense)	844	3,076	2,315
Income for the year	$ 2,940	$ 17,219	$ 12,181